Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Text Block]
20—INCOME TAXES

20-1 Loss before income taxes

Loss before income taxes is comprised of the following:
	2012	2011	2010
France	(5,392)	1,192	(8,972)
EDAP Inc, U.S.A.	(1,739)	(1,146)	(2,143)
Other countries	(227)	(589)	(663)
Total	(7,358)	(543)	(11,778)

20-2 Income tax (expense)/ benefit

Income tax (expense)/benefit consists of the following:
	2012	2011	2010
Current income tax expense:
France	(102)	(95)	(818)
Other countries	(22)	(45)	(49)
Sub-total current income tax expense	(124)	(140)	(866)
Deferred income tax (expense) benefit:
France	(2)	(0)	(13)
Other countries	8	(255)	(60)
Sub-total deferred income tax (expense) benefit	6	(255)	(73)
Total	(118)	(395)	(939)

F-37

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

20-3 Deferred income taxes:

Deferred income taxes reflect the impact of temporary differences between the amounts of assets and liabilities reported for financial reporting purposes and such amounts as measured in accordance with tax laws. The tax effects of temporary differences which give rise to significant deferred tax assets (liabilities) are as follows:

	December 31,
	2012	2011
Net operating loss carryforwards	19,563	17,426
Elimination of intercompany profit in inventory	119	223
Elimination of intercompany profit in fixed assets	122	193
Other items	689	808
Total deferred tax assets	20,493	18,650
Capital leases treated as operating leases for tax	(76)	(140)
Other items	(11)	(10)
Total deferred tax liabilities	(87)	(150)
Net deferred tax assets	20,406	18,500
Valuation allowance for deferred tax assets	(20,375)	(18,474)
Deferred tax assets (liabilities), net of allowance	32	26

Net operating loss carryforwards of € 11,112 thousand, € 1,600 thousand, € 1,811 thousand, € 397 thousand, € 510 thousand and € 42,488 thousand as of December 31, 2012 are available at EDAP Technomed Inc., EDAP-TMS France S.A.S., Edap Technomed Co Ltd Japan, Edap Technomed Sdn Bhd Malaysia, EDAP TMS GmbH and EDAP TMS S.A., respectively. These net operating losses generate deferred tax assets of € 19,563 thousand. Realization of these assets is contingent on future taxable earnings in the applicable tax jurisdictions. As of December 31, 2012, € 14,947 thousand out of these € 19,563 thousand net operating loss carry-forwards have no expiration date. The remaining tax loss carry-forwards expire in years 2014 through 2032. In accordance with ASC 740, a valuation allowance is recorded as realization of those amounts is not considered probable.

20-4 Effective tax rate

A reconciliation of differences between the statutory French income tax rate and the Company’s effective tax rate is as follows:
	2012	2011	2010
French statutory rate	33.3%	34.4%	33.8%
Income of foreign subsidiaries taxed at different tax rates	0.4%	12.6%	0.6%
Effect of net operating loss carry-forwards and valuation allowances	(37.6%)	(287.3%)	(28.3%)
Non taxable debt fair value variation	(1.1%)	154.1%	(17.4%)
Non deductible entertainment expenses	1.9%	9.5%	0.4%
Other	1.5%	4%	2.9%
Effective tax rate	(1.6%)	(72.7%)	(8.0%)

20-5 Uncertainty in Income Taxes

According to ASC 740, the Company reviewed the tax positions of each subsidiary. On December 31, 2012 there is no uncertainty in the Company’s tax positions.

F- 38

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

In July 2010, the Company was requested by the French Tax Authorities to pay the amount of € 772,822 to comply with the European Court of Justice ruling on fair competition and illegal state aids (C-214/07 "Commission of the European Communities vs. French Republic"). The amount was related to a state aid received by EDAP-TMS France in 1994 for the acquisition of the activities of Technomed International and included € 374,156 of late interest. The Company reversed consequently the € 50 thousand reserve that had been taken as of December 31, 2009.

In March 2011, the Company engaged in a contentious procedure against the French Tax Authorities to contest this position and ask for the recuperation of the paid amounts. As of December 31, 2012, this procedure was still ongoing.

 As a result, the effect on the retained earnings is the following:
	Unrecognized tax benefits
	2012	2011	2010
Balance as of January 1 st ,	-	-	(50)
Impact of tax positions taken during a prior period	-	-	-
Impact of tax positions taken during the current period	-	-	-
Impact of settlements with taxing authorities	-	-	50
Impact of a lapse of the applicable statute of limitations	-	-	-
Balance as of December 31 st ,	-	-	-

As the state aid received in 1994 was an income tax credit, the payment of € 773 thousand has been recognized as an income tax in 2010. The tax years that remain subject to examination by major tax jurisdictions are 2010, 2011 and 2012.